Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	We have no practice or policy of coordinating or timing the release of the Company information around the grant date of our equity incentive awards,
Award Timing Method
We have no practice or policy of coordinating or timing the release of the Company information around the grant date of our equity incentive awards, and we have not timed the disclosure of material non-public information for the purposes of affecting the value of executive compensation. During fiscal 2025, we did not grant any stock options (or similar awards) to any of our Named Executive Officers during any period beginning four business days before and ending one business day after the filing of any periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of any Form 8-K that disclosed any material non-public information.

Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We have no practice or policy of coordinating or timing the release of the Company information around the grant date of our equity incentive awards
MNPI Disclosure Timed for Compensation Value	false